Schedule of Movement of Bank Loan (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest paid	$ (197)	$ (342)
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	9,362
Draw-down		10,000
Less: transaction costs and fees		(597)
Gain on loan modification		(316)
Interest expense	279	617
Interest paid	(193)	(342)
Ending balance	$ 9,448	$ 9,362